Additional Information (Minimum Rental Commitments Under Non-Cancelable Operating Leases) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Additional Information [Abstract]
2012	$ 186
2013	134
2014	98
2015	70
2016	52
Thereafter	250
Total	$ 790